Other disclosures - Related party transactions - Material transactions with related parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	kr 6,695	kr 5,963	kr 4,894
Dividend payment to Novo Holdings A/S	6,144	5,767	5,580
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by related party	593	775	941
Dividend payment from NNIT	(4)	(18)	(20)
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by related party	78	72	103
Services provided by Novo Nordisk	(116)	(113)	(132)
Related parties | CS Solar Fund XIV
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	0	0	97
Liability for capital commitment	0	0	389
Distribution by CS Solar Fund XIV	0	kr 0	kr (385)
Liability for capital commitment, payment	kr 392